Convertible Debt Arrangements (Details Narrative)															9 Months Ended		12 Months Ended
	Mar. 03, 2020 USD ($) Integer	Feb. 24, 2020 USD ($) Integer	Jan. 21, 2020 USD ($) Integer	Jan. 09, 2020 USD ($) Integer $ / shares	Dec. 17, 2019 USD ($) Integer	Dec. 04, 2019 USD ($)	Dec. 03, 2019 USD ($)	Dec. 02, 2019 USD ($) Integer $ / shares	Dec. 02, 2019 USD ($) Integer $ / shares	Sep. 27, 2019 USD ($)	Sep. 24, 2019 USD ($) Integer	Sep. 05, 2019 USD ($) Integer	Jul. 30, 2019 USD ($) Integer	Jun. 19, 2019 USD ($) Integer	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)
Convertible notes payable															$ 894,200		$ 78,000
Accrued interest																	$ 84,475	$ 72,638
Debt conversion of shares | shares															68,093		9,664	8,926
Debt instrument conversion price | $ / shares															$ 0.55		$ 0.85	$ 1.00
Derivative liability															$ 343,193		$ 133,669
Debt discount															640,488		75,649
Amortization of original issue discount, deferred financing costs, and debt discount															453,361	$ 7,976
Convertible notes															19,000		111,351	997,365
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note [Member]
Debt instrument conversion price | $ / shares				$ 0.50				$ 0.50	$ 0.50
Debt interest rate	8.00%	8.00%	8.00%	8.00%	8.00%			8.00%	8.00%		8.00%			8.00%
Debt principal amount	$ 63,000	$ 53,000	$ 68,000	$ 110,000	$ 81,000			$ 200,000	$ 200,000		$ 124,200			$ 78,000
Debt maturity date	Mar. 03, 2021	Feb. 24, 2021	Jan. 21, 2021	Jan. 09, 2021	Dec. 17, 2020				Dec. 02, 2020		Sep. 24, 2020			Jun. 19, 2020
Proceeds from debt	$ 60,000	$ 50,000	$ 65,000	$ 100,000	$ 73,500				$ 182,500	$ 112,000				$ 45,800
Default amount on convertible note														25,000
Payment to reimburse amount	$ 3,000	$ 3,000	$ 3,000	$ 5,000	$ 1,500				$ 10,000	$ 3,000				3,000
Repayments of debt														$ 4,200
Debt conversion percentage	62.00%	62.00%	62.00%	60.00%	62.00%				60.00%		62.00%			62.00%
Conversion trading days | Integer	20	20	20	20	20				20		20			20
Derivative liability	$ 51,269	$ 43,426	$ 60,735	$ 107,338	$ 81,599			200,000	$ 200,000		$ 208,335			$ 103,161
Deferred financing cost	3,000	3,000	3,000	5,000	1,500			10,000	10,000		3,000			3,000
Debt discount	$ 60,000	$ 50,000	$ 65,000	100,000	73,500			182,500	182,500		112,000			$ 75,000
Debt original issued discount				$ 5,000	$ 6,000			$ 7,500	$ 7,500		$ 9,200
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note One [Member]
Debt interest rate													8.00%
Debt principal amount													$ 53,000
Debt maturity date													Jul. 30, 2020
Proceeds from debt													$ 50,000
Payment to reimburse amount													$ 3,000
Debt conversion percentage													62.00%
Conversion trading days | Integer													20
Derivative liability													$ 114,380
Deferred financing cost													3,000
Debt discount													$ 50,000
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Two [Member]
Convertible notes payable															106,200
Accrued interest															5,129
Debt interest rate												8.00%
Debt principal amount												$ 53,000
Debt maturity date												Sep. 05, 2020
Proceeds from debt												$ 46,800
Payment to reimburse amount												3,000
Repayments of debt												$ 3,200
Debt conversion percentage												62.00%
Conversion trading days | Integer												20
Derivative liability												$ 104,860
Deferred financing cost												3,000			46,312
Debt discount												$ 50,000			46,312
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Three [Member]
Convertible notes payable															200,000
Accrued interest															5,260
Deferred financing cost															65,753
Debt discount															65,753
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Six [Member]
Convertible notes payable															81,000
Accrued interest															1,864
Deferred financing cost															23,301
Debt discount															23,301
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Seven [Member]
Convertible notes payable															110,000
Accrued interest															$ 2,194
Debt instrument conversion price | $ / shares															$ 0.70
Deferred financing cost															$ 24,712
Debt discount															24,712
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Eight [Member]
Convertible notes payable															68,000
Accrued interest															1,058
Deferred financing cost															13,227
Debt discount															13,227
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Nine [Member]
Convertible notes payable															53,000
Accrued interest															430
Deferred financing cost															5,373
Debt discount															5,373
Securities Purchase Agreement [Member] | Accredited Investor [Member] | 8% Convertible Promissory Note Ten [Member]
Convertible notes payable															63,000
Accrued interest															400
Deferred financing cost															5,005
Debt discount															5,005
Securities Purchase Agreement [Member] | Accredited Investor One [Member] | 8% Convertible Promissory Note [Member]
Debt interest rate								8.00%	8.00%
Debt principal amount								$ 78,000	$ 78,000
Debt maturity date								Dec. 02, 2020
Proceeds from debt						$ 75,000
Payment to reimburse amount						$ 3,000
Debt conversion percentage								62.00%
Conversion trading days | Integer								20
Derivative liability								$ 78,629	78,629
Deferred financing cost								3,000	3,000
Debt discount								$ 75,000	$ 75,000
Securities Purchase Agreement [Member] | Accredited Investor One [Member] | 8% Convertible Promissory Note Four [Member]
Convertible notes payable															78,000
Accrued interest															2,052
Deferred financing cost															25,644
Debt discount															25,644
Securities Purchase Agreement [Member] | Accredited Investor Two [Member] | 8% Convertible Promissory Note [Member]
Debt instrument conversion price | $ / shares								$ 0.50	$ 0.50
Debt interest rate								8.00%	8.00%
Debt principal amount								$ 135,000	$ 135,000
Debt maturity date									Dec. 02, 2020
Proceeds from debt							$ 122,000
Payment to reimburse amount							$ 6,250
Debt conversion percentage									60.00%
Conversion trading days | Integer									20
Derivative liability								135,000	$ 135,000
Deferred financing cost								6,250	6,250
Debt discount								122,000	122,000
Debt original issued discount								$ 6,750	$ 6,750
Securities Purchase Agreement [Member] | Accredited Investor Two [Member] | 8% Convertible Promissory Note Five [Member]
Convertible notes payable															135,000
Accrued interest															3,551
Deferred financing cost															44,384
Debt discount															44,384
JMJ Financial [Member]
Convertible notes payable															205,199		193,287
Accrued interest															$ 11,911	$ 10,952	$ 178,521	178,521
Debt conversion of shares | shares															10,260		9,664
Debt instrument conversion price | $ / shares															$ 20		$ 20
Convertible notes																	$ 193,287	$ 193,287	$ 1,212,940